Non-current Financial Assets - Additional Information (Detail) $ in Millions	Jun. 30, 2022 USD ($)
Categories of non-current financial assets [Line Items]
Non-current financial assets	$ 9.3
Leasing agreement for equipment	1.9
Paris Building [Member]
Categories of non-current financial assets [Line Items]
Non-current financial assets	0.7
Newyork Commecial Facility [Member]
Categories of non-current financial assets [Line Items]
Partial Sublease	2.8
Catalyst Headquarters Building [Member]
Categories of non-current financial assets [Line Items]
Non-current financial assets	0.1
Raleighs Building [Member]
Categories of non-current financial assets [Line Items]
Non-current financial assets	$ 2.6